Revenues (Details) - Schedule of Contract Assets and Contract Liabilities Deriving from Contracts with Customers $ in Thousands	Jun. 30, 2024 USD ($)
Receivables from contracts with customers [abstract]
Trade receivables	$ 12,150
Contract liabilities	$ 3,062